Schedule of consolidated balance sheet (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
Right-of-use assets	$ 10,702	$ 13,761	$ 201,603
- Current	9,271	11,921	57,965
- Non-current	1,658	2,132	152,742
Lease liabilities	$ 10,929	$ 14,053	$ 210,707